EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Income attributable to the equity holders of Ambev	R$ 15,503.4	R$ 14,437.2	R$ 14,501.9
Denominator
Weighted average number of shares (i) (non-diluted)	15,617.5	15,734.5	15,744.8
Basic EPS	R$ 0.99	R$ 0.92	R$ 0.92
Weighted average numbers of shares (i) (diluted)	15,683.9	15,814.7	15,838.6
Diluted EPS	R$ 0.99	R$ 0.91	R$ 0.92